Cash and Banks - Schedule of Cash and Banks (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 188,774,700	$ 233,844,913
In Argentina Pesos [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	69,772,041	43,161,288
In US Dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	15,028,797	90,393,486
In Reales [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	60,615	12,978
In Guarani [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	102,925,439	100,013,593
In Euros [member]
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 987,808	$ 263,568